Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Assets and Liabilities

The following table presents the estimated fair values of ING Group’s financial assets and liabilities. Certain items per the statement of financial position are not included in the table, as they do not meet the definition of a financial asset or liability. The aggregation of the fair values presented below does not represent, and should not be construed as representing, the underlying value of ING Group.

Fair value of financial assets and liabilities
	Estimated fair value		Statement of financial position value

	2017	2016	2017	2016
Financial assets
Cash and balances with central banks	21,989	18,144	21,989	18,144
Loans and advances to banks	28,911	28,940	28,811	28,858
Financial assets at fair value through profit or loss
– trading assets	116,748	114,504	116,748	114,504
– non-trading derivatives	2,231	2,490	2,231	2,490
– designated as at fair value through profit or loss	4,242	5,099	4,242	5,099
Investments
– available-for-sale	69,730	82,912	69,730	82,912
– held-to-maturity	9,378	8,809	9,343	8,751
Loans and advances to customers	588,998	578,596	571,909	560,154
Other assets[1]	11,744	13,258	11,744	13,258

	853,971	852,752	836,747	834,170
Financial liabilities
Deposits from banks	36,868	32,352	36,821	31,964
Customer deposits	540,547	523,850	539,828	522,908
Financial liabilities at fair value through profit or loss
– trading liabilities	73,596	83,167	73,596	83,167
– non-trading derivatives	2,331	3,541	2,331	3,541
– designated as at fair value through profit or loss	11,215	12,266	11,215	12,266
Other liabilities[2]	14,488	15,247	14,488	15,247
Debt securities in issue	96,736	103,559	96,086	103,234
Subordinated loans	16,457	17,253	15,968	17,223

	792,238	791,235	790,333	789,550

1	Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and property obtained from foreclosures. 2016 figure has been changed to conform to the current year presentation
2	Other liabilities do not include, among others: (deferred) tax liabilities, net defined benefit and related employee benefit liabilities, reorganisation and other provisions ,and other taxation and social security contributions.

Changes in Fair Value Hierarchy

The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Financial Assets
Trading assets	20,114	17,652	95,530	95,629	1,104	1,223	116,748	114,504
Non-trading derivatives		3	2,146	2,231	85	256	2,231	2,490
Financial assets designated as at fair value through profit or loss	319	502	3,558	4,141	365	456	4,242	5,099
Available-for-sale investments	65,310	76,238	3,940	6,153	480	521	69,730	82,912

	85,743	94,395	105,174	108,154	2,034	2,456	192,951	205,005
Financial liabilities
Trading liabilities	5,770	6,139	66,753	75,650	1,073	1,378	73,596	83,167
Non-trading derivatives			2,263	3,517	68	24	2,331	3,541
Financial liabilities designated as at fair value through profit or loss	1,285	1,348	9,829	10,795	101	123	11,215	12,266

	7,055	7,487	78,845	89,962	1,242	1,525	87,142	98,974

Changes in Level 3 Financial Assets
Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets designated as at fair value through profit or loss		Available- for-sale investments		Total
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Opening balance	1,223	1,146	256	168	456	338	521	693	2,456	2,345
Realised gain/loss recognised in the statement of profit or loss during the period[1,3]	–232	226	–45	–34	4	76		200	–273	468
Revaluation recognised in other comprehensive income during the period[2,4]							–5	–144	–5	–144
Purchase of assets	610	77	–9	5	226	193	62	68	889	343
Sale of assets	–326	–71	–92	–4	–1	–76	–43	–183	–462	–334
Maturity/settlement	–141	–135	–2		–1		–24	–9	–168	–144
Reclassifications							7	–92	7	–92
Transfers into Level 3	9	21		62				5	9	88
Transfers out of Level 3	–37	–43	–23		–319	–75	–13		–392	–118
Exchange rate differences	–2	3					–24	8	–26	11
Changes in the composition of the group and other changes		–1		59			–1	–25	–1	33

Closing balance	1,104	1,223	85	256	365	456	480	521	2,034	2,456

[1]	Net gains/losses were recorded in income from trading activities in continuing operations herein as ‘Valuation results and net trading income’ in the statement of profit or loss.
[2]	Revaluation recognised in other comprehensive income is included on the line ‘Unrealised revaluations available-for-sale investements and other revaluations’.
[3]	‘Amounts recognised in the statement of profit or loss during the year’ has been renamed to ‘Realised gain/loss recognised in the statement of profit or loss during the period’.
[4]	‘Revaluation recognised in equity during the year’ has been renamed to ‘Revaluation recognised in other comprehensive income during the period’.

Changes in Level 3 Financial Liabilities

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Opening balance	1,378	1,239	24	1	123	198	1,525	1,438
Realised gain/loss recognised in the statement of profit or loss during the period[1,2]	–105	277	44	12	–6	–3	–67	286
Issue of liabilities	485	53	1	11	14	4	500	68
Early repayment of liabilities	–399	–62	–1	–11	–21	–13	–421	–86
Maturity/settlement	–187	–62					–187	–62
Transfers into Level 3	16	16		11			16	27
Transfers out of Level 3	–111	–86			–9	–63	–120	–149
Exchange rate differences	–4	6					–4	6
Changes in the composition of the group and other changes		–3						–3

Closing balance	1,073	1,378	68	24	101	123	1,242	1,525

1	Net gains/losses were recorded in income from trading activities in continuing operations included herein as ‘Valuation results and net trading income’ in the statement of profit or loss.
2	‘Amounts recongnised in the statement of profit or loss during the year’ has been renamed to ‘Realised gain/loss recognised in the statement of profit or loss during the period’.

Amounts Recognised in the Statement of Profit or Loss

Amounts recognised in the statement of profit or loss during the period (Level 3)
	Held at balance sheet date		Derecognised during the period		Total
	2017	2016	2017	2016	2017	2016
Financial assets
Trading assets	–232	226			–232	226
Non-trading derivatives	–45	–34			–45	–34
Financial assets designated as at fair value through profit or loss	4	76			4	76
Available-for-sale investments	–2	–3	2	203		200

	–275	265	2	203	–273	468
Financial liabilities
Trading liabilities	–105	277			–105	277
Non-trading derivatives	44	12			44	12
Financial liabilities designated as at fair value through profit or loss	–6	–3			–6	–3

	–67	286	–	–	–67	286

Valuation Techniques and Range of Unobservable Inputs

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
	2017	2016	2017	2016			2017	2016	2017	2016
At fair value through profit or loss
Debt securities	386	180			Price based	Price (%)	0%	0%	161%	122%
					Net asset value	Price (%)	0%	10%	0%	19%
Equity securities	4	4	1		Price based	Price (%)	1%	0%	54%	0%
Loans and advances	20	326		3	Price based	Price (%)	0%	60%	101%	101%
					Present value techniques	Credit spread (bps)	n.a	130	n.a	150
Structured notes		6	101	125	Price based	Price (%)	52%	52%	116%	111%
					Net asset value	Price (%)	n.a	19%	n.a	19%
					Option pricing model	Equity volatility (%)	14%	16%	23%	34%
						Equity/Equity correlation	0.5	0.0	0.7	0.8
						Equity/FX correlation	0.2	–0.4	0.4	0.1
						Dividend yield (%)	2%	1%	6%	5%
						Interest rate volatility (%)	n.a	n.a	n.a	n.a
					Present value techniques	Implied correlation	0.7	0.7	0.7	0.7
Derivatives
– Rates	490	486	485	457	Option pricing model	Interest rate volatility (bps)	23	22	300	300
						Interest rate correlation	n.a	n.a	n.a	n.a
						IR/INF correlation	n.a	0.5	n.a	0.5
					Present value techniques	Reset spread (%)	2%	2%	2%	2%
						Prepayment rate (%)	5%	5%	10%	10%
						Inflation rate (%)	4%	2%	4%	4%
– FX	477	642	479	688	Present value techniques	Inflation rate (%)	4%	2%	4%	3%
– Credit	10	33	48	43	Present value techniques	Credit spread (bps)	2	0	424	1,596
						Implied correlation	0.7	0.7	1.0	1.0
						Jump rate (%)	12%	12%	12%	12%
					Price based	Price (%)	n.a	99%	n.a	99%
– Equity	161	258	128	208	Option pricing model	Equity volatility (%)	5%	0%	129%	140%
						Equity/Equity correlation	0.1	–0.1	1.0	1.0
						Equity/FX correlation	–0.9	–0.9	0.8	0.6
						Dividend yield (%)	0%	0%	21%	13%
– Other	5			1	Option pricing model	Commodity volatility (%)	9%	13%	42%	55%
						Com/Com correlation	0.3	0.0	0.9	0.9
						Com/FX correlation	–0.6	–0.5	–0.3	0.0
Available for sale
– Debt	14	55			Price based	Price (%)	69%	0%	90%	99%
					Present value techniques	Credit spread (bps)	n.a	339	n.a	400
						Weighted average life (yr)	n.a	1.6	n.a	3.2
– Equity	467	466			Discounted cash flow	Annual Accounts	n.a	n.a	n.a	n.a
					Multiplier method	Observable market factors	n.a	n.a	n.a	n.a
					Comparable transactions		n.a	n.a	n.a	n.a

Total	2,034	2,456	1,242	1,525

Fair Value of Sensitivity Analysis Instruments

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
	2017	2016	2017	2016
Fair value through profit or loss
Equity (equity derivatives, structured notes)	222	262
Interest rates (Rates derivatives, FX derivatives)	56	80
Credit (Debt securities, Loans, structured notes, credit derivatives)	27	33
Available-for-sale
Equity	9	8	14	14
Debt	1	2

	315	385	14	14

Fair Value of Assets and Liabilities at Amortised Cost

The fair values of the financial instruments carried at amortised cost in the statement of financial position, but for which fair values are disclosed are determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Level 1		Level 2		Level 3		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Financial Assets
Loans and advances to banks	633	3,534	9,855	11,135	16,577	14,271	27,065	28,940
Held-to-maturity investments	7,884	6,983	1,409	1,749	85	77	9,378	8,809
Loans and advances to customers[1]		5,121	19,870	21,611	545,141	551,864	565,011	578,596

	8,517	15,638	31,134	34,495	561,803	566,212	601,454	616,345
Financial liabilities
Deposits from banks[1]	29		25,276	14,447	7,642	8,096	32,947	22,543
Customer deposits[1]	8,875	12,248	28,303	25,118	27,296	27,382	64,474	64,748
Debt securities in issue	39,303	41,145	39,757	48,097	17,676	14,317	96,736	103,559
Subordinated loans	16,082	14,967	357	2,188	18	98	16,457	17,253

	64,289	68,360	93,693	89,850	52,632	49,893	210,614	208,103

1	Financial assets and liabilities that are on demand are excluded from the fair value hierarchy as their fair value approximates the carrying value. In 2017, comparative figures of customer deposits have been reclassified between the levels to conform with the current year presentation